RELATED PARTIES TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS
NOTE 8 –    RELATED PARTIES TRANSACTIONS:

a.
On November 30, 2015, Mr. Aviv Tzidon (hereinafter "Mr. Tzidon") and Mr. Michael Ilan (beneficial owner of Magic Stones-Gemstone Import and marketing Ltd. (hereinafter "Magic Stones") entered on behalf of the Subsidiary in formation into an Administrative Services Agreement with Phinergy Ltd., a company also controlled by Mr. Tzidon and Mr. Ilan – the “ASA”.

Pursuant to the ASA, Phinergy provides the Subsidiary with: (i) administrative and general services, including secretarial and management services; (ii) human resource services; (iii) accounting and bookkeeping services; and (iv) office space and office services, including telephone, fax and data communications and cleaning services, see note 13a(1) (the services described in (i) through (iv), collectively – the “Services”). In consideration for these Services, the Subsidiary is required to pay a monthly fee, calculated on the basis of the actual cost to Phinergy of providing the Services, derived as a percentage of the global costs paid for Phinergy for receiving such services for itself and the Subsidiary together.

The amount recorded in 2017 in respect of the Service was approximately $136 thousand (2016 - $711 thousand).

The balance of related parties transactions as of December 31, 2017 represent the unpaid balance under the ASA, which was paid to Phinergy on April 17, 2018.

b.
On July 17, 2016, the Company's Board of Directors (the “Board”) approved the acquisition, assumption and acceptance by the Subsidiary of all of the assets acquired and obligations created by Mr. Tzidon and Magic Stones on behalf of the Subsidiary, and the transfer to the Subsidiary of all of the contracts, licenses, material goods, intellectual property and expertise that had been acquired by the two shareholders for and on behalf of the Subsidiary prior to such date.

The transfer to the Subsidiary of all of aforesaid assets was made at their deemed acquisition cost of approximately $1.4 million representing an arm's length price, pursuant to an Assignment and Assumption Agreement between each of the shareholders and the Subsidiary.

The transfer of the assets and liabilities was deemed borrowed by the Subsidiary under the loan and security agreement (see note 10).  The payment of $1.4 million includes certain expenses and in addition partial payments made in respect of the following assigned contracts:

•
On September 1, 2015, Mr. Tzidon entered on behalf of the Subsidiary into a license and service agreement with Mr. John McGinnis, on behalf of himself and on behalf of his companies (collectively, “McGinnis”), for a worldwide exclusive license to a patent and know-how necessary for the completion and utilization of a flying electric Double Boxtail aircraft for use solely in the field of electric powered aircraft.  The license will automatically become non-exclusive after three years from the termination of the agreement.  As of December 31, 2016 , the Subsidiary paid US $700 thousand for the development and production of scaled demonstrators and additional development and production services relating to a full scale electric synergy prime aircraft.

According to the terms of the agreement, the Subsidiary will not be the owners of the physical embodiment of the full scale electric Synergy prime aircraft or its intellectual property.

In addition, the Subsidiary can select to continue to engage McGinnis for additional development projects in the future.

Due to a lack of progress in the development and supply of the model or the completion of the Synergy Prime Aircraft, the agreement has in effect been suspended, and could be reinstated in agreement between the parties in any stage.

•
On February 5, 2016, the Subsidiary (as an entity that was then in formation) entered into a “Memorandum of Understandings” with Laminar Research LLC (the “Laminar MOU”) for the development of an air traffic control algorithm and its implementation on subscale aircraft models.  The Laminar MOU comprises several steps of development by Laminar, for a total payment by the Subsidiary of $180,000.

The Subsidiary receives an irrevocable, royalty-free license for a limited number of copies of the finished software products. As of December 31, 2016, out of the $180,000 the Company paid $135,000 and the remaining $45,000 is pending completion of stage 4 as defined in the agreement to the satisfaction of the Company.

c.
In July 2016, the Subsidiary acquired from Eye Point Ltd., a company owned by one of the Company's shareholders, Mr. Dekel Tzidon, all rights under US patent No. 8,314,928 (the “Eye Point Patent”) for a total amount of $38,000. The Eye Point Patent will expire on November 12, 2026. This patent allowed the Company to develop conceptual design of an auto-landing system.